SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) - SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - NBT Bancorp Inc. 401(k) and Employee Stock Ownership Plan [Member]
12 Months Ended
Dec. 31, 2025 USD ($) shares
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Asset held for investment	$ 414,701,477
Participant loans receivable [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Party-in-interest	true	[1]
Description of investment	Interest rates [Member]	[1]
Participant directed status	Participant-Directed Investments [Member]	[1],[2]
Participant loans receivable	$ 3,492,310	[1]
Investment, Identifier [Axis]: American Fund EUPAC Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor, or similar party	American Fund EUPAC Fund [Member]
Description of investment	Mutual Funds [Member]
Number of shares (in Shares) | shares	125,302
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 7,579,546
Investment, Identifier [Axis]: American Funds New Perspective Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor, or similar party	American Funds New Perspective Fund [Member]
Description of investment	Mutual Funds [Member]
Number of shares (in Shares) | shares	198,969
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 14,035,242
Investment, Identifier [Axis]: Cash [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor, or similar party	Cash [Member]
Description of investment	Cash [Member]
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 31,469
Investment, Identifier [Axis]: Columbia Dividend Income Fund S [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor, or similar party	Columbia Dividend Income Fund S [Member]
Description of investment	Mutual Funds [Member]
Number of shares (in Shares) | shares	376,740
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 13,660,606
Investment, Identifier [Axis]: DFA Emerging Markets Portfolio Institutional [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor, or similar party	DFA Emerging Markets Portfolio Institutional [Member]
Description of investment	Mutual Funds [Member]
Number of shares (in Shares) | shares	37,254
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 1,383,225
Investment, Identifier [Axis]: DFA US Sustainability Core 1 Portfolio [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor, or similar party	DFA US Sustainability Core 1 Portfolio [Member]
Description of investment	Mutual Funds [Member]
Number of shares (in Shares) | shares	20,041
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 1,049,761
Investment, Identifier [Axis]: Dodge & Cox Income Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor, or similar party	Dodge & Cox Income Fund [Member]
Description of investment	Mutual Funds [Member]
Number of shares (in Shares) | shares	740,667
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 9,517,569
Investment, Identifier [Axis]: Federated Hermes Capital Preservation Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor, or similar party	Federated Hermes Capital Preservation Fund [Member]
Description of investment	Stable Value Fund [Member]
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 17,933,465
Investment, Identifier [Axis]: Fidelity 500 Index Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor, or similar party	Fidelity 500 Index Fund [Member]
Description of investment	Mutual Funds [Member]
Number of shares (in Shares) | shares	193,452
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 45,987,495
Investment, Identifier [Axis]: Fidelity Inflation Protected Bond Index Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor, or similar party	Fidelity Inflation Protected Bond Index Fund [Member]
Description of investment	Mutual Funds [Member]
Number of shares (in Shares) | shares	76,406
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 696,823
Investment, Identifier [Axis]: NBT Bancorp Inc. [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Party-in-interest	true	[1]
Identity of issuer, borrower, lessor, or similar party	NBT Bancorp Inc. [Member]	[1]
Description of investment	Common Stock of NBT Bancorp Inc. [Member]	[1]
Number of shares (in Shares) | shares	724,330	[1]
Participant directed status	Participant-Directed Investments [Member]	[1],[2]
Current value	$ 30,074,182	[1]
Investment, Identifier [Axis]: Schwab Value Advantage Money Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Party-in-interest	true	[1]
Identity of issuer, borrower, lessor, or similar party	Schwab Value Advantage Money Fund [Member]	[1]
Description of investment	Money Market Funds [Member]	[1]
Participant directed status	Participant-Directed Investments [Member]	[1],[2]
Current value	$ 519	[1]
Investment, Identifier [Axis]: T-Rowe Price Dividend Growth Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor, or similar party	T-Rowe Price Dividend Growth Fund [Member]
Description of investment	Mutual Funds [Member]
Number of shares (in Shares) | shares	139,291
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 11,364,716
Investment, Identifier [Axis]: T-Rowe Price Growth Stock Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor, or similar party	T-Rowe Price Growth Stock Fund [Member]
Description of investment	Mutual Funds [Member]
Number of shares (in Shares) | shares	400,662
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 43,087,176
Investment, Identifier [Axis]: T-Rowe Price Mid Cap-Growth Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor, or similar party	T-Rowe Price Mid Cap-Growth Fund [Member]
Description of investment	Mutual Funds [Member]
Number of shares (in Shares) | shares	119,864
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 11,655,580
Investment, Identifier [Axis]: T-Rowe Price Retirement 2010 Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor, or similar party	T-Rowe Price Retirement 2010 Fund [Member]
Description of investment	Mutual Funds [Member]
Number of shares (in Shares) | shares	84,112
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 1,345,785
Investment, Identifier [Axis]: T-Rowe Price Retirement 2020 Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor, or similar party	T-Rowe Price Retirement 2020 Fund [Member]
Description of investment	Mutual Funds [Member]
Number of shares (in Shares) | shares	899,776
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 17,761,583
Investment, Identifier [Axis]: T-Rowe Price Retirement 2030 Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor, or similar party	T-Rowe Price Retirement 2030 Fund [Member]
Description of investment	Mutual Funds [Member]
Number of shares (in Shares) | shares	1,997,972
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 55,443,730
Investment, Identifier [Axis]: T-Rowe Price Retirement 2040 Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor, or similar party	T-Rowe Price Retirement 2040 Fund [Member]
Description of investment	Mutual Funds [Member]
Number of shares (in Shares) | shares	1,359,620
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 46,770,911
Investment, Identifier [Axis]: T-Rowe Price Retirement 2050 Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor, or similar party	T-Rowe Price Retirement 2050 Fund [Member]
Description of investment	Mutual Funds [Member]
Number of shares (in Shares) | shares	1,606,807
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 34,771,297
Investment, Identifier [Axis]: T-Rowe Price Retirement 2060 Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor, or similar party	T-Rowe Price Retirement 2060 Fund [Member]
Description of investment	Mutual Funds [Member]
Number of shares (in Shares) | shares	486,037
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 9,229,852
Investment, Identifier [Axis]: T-Rowe Price Retirement Balance Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor, or similar party	T-Rowe Price Retirement Balance Fund [Member]
Description of investment	Mutual Funds [Member]
Number of shares (in Shares) | shares	110,543
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 1,548,701
Investment, Identifier [Axis]: T-Rowe Price Small-Capital Value Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor, or similar party	T-Rowe Price Small-Capital Value Fund [Member]
Description of investment	Mutual Funds [Member]
Number of shares (in Shares) | shares	174,660
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 8,951,336
Investment, Identifier [Axis]: Vanguard Balanced Index Fund Institutional [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor, or similar party	Vanguard Balanced Index Fund Institutional [Member]
Description of investment	Mutual Funds [Member]
Number of shares (in Shares) | shares	137,779
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 7,138,315
Investment, Identifier [Axis]: Vanguard Intermediate US Treasury [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor, or similar party	Vanguard Intermediate US Treasury [Member]
Description of investment	Mutual Funds [Member]
Number of shares (in Shares) | shares	393,101
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 3,954,595
Investment, Identifier [Axis]: Vanguard Mid-Cap Index Fund Institutional [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor, or similar party	Vanguard Mid-Cap Index Fund Institutional [Member]
Description of investment	Mutual Funds [Member]
Number of shares (in Shares) | shares	179,727
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 14,266,742
Investment, Identifier [Axis]: Vanguard Short Term Bond Index Fund Admiral [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issuer, borrower, lessor, or similar party	Vanguard Short Term Bond Index Fund Admiral [Member]
Description of investment	Mutual Funds [Member]
Number of shares (in Shares) | shares	190,420
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 1,968,946
Minimum [Member] | Participant loans receivable [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Participant loans receivable, Interest rate	4.25%	[1]
Maximum [Member] | Participant loans receivable [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Participant loans receivable, Interest rate	10.00%	[1]

[1]	Party-in-interest.
[2]	Cost omitted for these participant directed investments.